VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 3.6%
BeiGene Ltd. (ADR) *	97,144	$17,320,775
Germany: 2.8%
BioNTech SE (ADR) *	122,860	13,260,280
Ireland: 4.5%
ICON Plc (USD) *	85,678	21,436,636
Switzerland: 0.9%
CRISPR Therapeutics AG (USD) * †	75,325	4,228,746
United States: 88.2%
Alnylam Pharmaceuticals, Inc. *	76,507	14,531,740
Amgen, Inc.	262,083	58,187,668
Argenx SE (ADR) *	54,587	21,274,192
Biogen, Inc. *	79,437	22,627,629
BioMarin Pharmaceutical, Inc. *	159,488	13,824,420
Bio-Techne Corp.	158,469	12,935,824
Charles River Laboratories International, Inc. *	52,857	11,113,184
	Number of Shares	Value
United States (continued)
Exact Sciences Corp. *	162,706	$15,278,093
Gilead Sciences, Inc.	564,176	43,481,044
Illumina, Inc. *	107,736	20,199,423
Incyte Corp. *	166,226	10,347,568
Intellia Therapeutics, Inc. *	82,958	3,383,027
IQVIA Holdings, Inc. *	116,125	26,101,416
Moderna, Inc. *	192,821	23,427,752
Natera, Inc. *	116,545	5,671,080
QIAGEN NV * †	226,232	10,187,227
Regeneron Pharmaceuticals, Inc. *	41,779	30,019,883
Repligen Corp. * †	50,950	7,207,387
Sarepta Therapeutics, Inc. *	94,977	10,876,766
Seagen, Inc. *	111,929	21,541,855
Vertex Pharmaceuticals, Inc. *	116,354	40,946,136
		423,163,314
Total Common Stocks (Cost: $491,075,443)		479,409,751
Total Investments: 100.0% (Cost: $491,075,443)		479,409,751
Other assets less liabilities: 0.0%		104,111
NET ASSETS: 100.0%		$479,513,862

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,787,761.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	77.3%	$370,228,654
Life Sciences Tools & Services	22.7	109,181,097
	100.0%	$479,409,751
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